UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue, New York, New York	10017-3140
(Address of Principal Executive Offices)	(Zip Code)

J. Kevin Gao, Esq.
Credit Suisse Opportunity Funds
466 Lexington Avenue
New York, New York  10017-3140

Registrant’s telephone number, including area code:  (212) 875-3500

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
  HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  June 16, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmarks	Performance
Common Class[1]	5.34%
Class A1, 2	5.32%
Class B1, 2	5.00%
Class C1, 2	5.00%
Merrill Lynch US High Yield Master II Constrained Index[3]	5.01%
Citigroup High-Yield Index[3]	4.56%
Lipper High Yield Bond Funds Index[4]	4.19%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.2

Market Overview

The high yield market experienced six consecutive months of positive returns in the period, generating a return of 5.01% for the six month period ended April 30, 2006, as measured by the Merrill Lynch US High Yield Master II Constrained benchmark. Low-rated securities outperformed the broader market, with a return of nearly 10%, while the more interest rate sensitive BB rated securities underperformed, returning about 3%. The average yield spread between high yield bonds and Treasury securities narrowed 68 basis points, ending the period at 303 basis points.

All sectors within the benchmark posted positive returns, with Airlines, Theaters, and Building Materials leading the way. Auto performance was volatile. The sector was the largest detractor from market performance for February 2006 and November 2005, but the largest contributor to performance in January 2006 and March 2006. Sectors that underperformed the index included Utilities and Energy.

Credit fundamentals continued to be supportive of the high yield market. Moody's default rate has remained low, drifting from 1.96% in November 2005 to 1.65% for the month of April 2006. In addition, the high yield distressed ratio, a leading indicator for future default rates, remained low at 2.8% for April 2006. The technical environment continued to be constructive as well. The new issue calendar remained light for most of the period, and even though it has picked up with several large deals more recently, market technicals were generally firm as cash from coupon and bond redemptions appeared to outpace supply.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Strategic Review

The Fund's Common Class and Class A Shares outperformed in the period, while the Class B and C Shares were in line with the benchmark, benefiting from an underweighting in the more interest rate sensitive BB rated securities. The Fund's overweighting in higher yielding securities provided a positive contribution to return as well.

Strong security selection in the Broadcast, Cable, Packaging, Steel and Utility sectors also aided in positive relative performance. Security selection in Autos and Health Services detracted from returns.

Outlook and Strategy

We remain cautiously optimistic for high yield returns for the remainder of 2006. Robust economic growth, low defaults, and a below average distressed ratio provide the backdrop for a favorable fundamental outlook in our view. In addition, the new issue calendar has remained light, leading to a strong technical demand. Though yield spreads are still near historic lows, we believe the market conditions support current levels and believe that they could remain range-bound going forward. With yields hovering in the 8% area, coupon income generation alone could potentially provide attractive returns.

While the Fund has benefited recently from its underweighting in the more interest rate sensitive BB rated securities, if Treasuries continue to weaken we may look for optimal entry points to partially narrow the degree of underweighting in the future. We will also look to use the market's strength as an opportunity to exit some less liquid, deteriorating credits.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High-yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	6.61%	7.83%	7.17%	8/01/00
Class A Without Sales Charge	6.19%	7.72%	6.41%	3/08/99
Class A With Maximum Sales Charge	1.14%	6.67%	5.67%	3/08/99
Class B Without CDSC	5.46%	6.88%	5.56%	3/08/99
Class B With CDSC	1.65%	6.88%	5.56%	3/08/99
Class C Without CDSC	5.47%	6.89%	5.78%	2/28/00
Class C With CDSC	4.51%	6.89%	5.78%	2/28/00

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	Since Inception	Inception Date
Common Class	8.95%	7.96%	7.21%	8/01/00
Class A Without Sales Charge	8.79%	7.90%	6.46%	3/08/99
Class A With Maximum Sales Charge	3.62%	6.87%	5.74%	3/08/99
Class B Without CDSC	8.05%	7.04%	5.62%	3/08/99
Class B With CDSC	4.14%	7.04%	5.62%	3/08/99
Class C Without CDSC	8.05%	7.07%	5.84%	2/28/00
Class C With CDSC	7.07%	7.07%	5.84%	2/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.29%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 1.06%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 4.01%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index. In order to ensure that the index the fund is benchmarked against is best aligned with the fund's emphasis on diversification and risk management, effective February 28, 2006, this index replaces the Citigroup High-Yield Market Index, a broad-based, unmanaged index of high-yield securities that is compiled by Citigroup Global Markets Inc.

4  The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Lipper indices are net of fees and expenses. Investors cannot invest directly in an index.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,053.40	$1,053.20	$1,050.00	$1,050.00
Expenses Paid per $1,000*	$4.33	$5.60	$9.40	$9.40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,020.58	$1,019.34	$1,015.62	$1,015.62
Expenses Paid per $1,000*	$4.26	$5.51	$9.25	$9.25
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	0.2%
A	0.3%
BBB	1.0%
BB	22.2%
B	54.4%
CCC	18.5%
C	0.1%
D	0.3%
NR	3.0%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse High Income Fund

Schedule of Investments

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (87.1%)
Aerospace & Defense (1.6%)
$450	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$464,062
300	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	298,875
400	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	411,000
700	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	661,500
275	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	297,000
					2,132,437
Agriculture (0.4%)
500	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B , B3)	11/01/10	10.500	532,500
Airlines (0.1%)
100	American Airlines, Inc., Series 01-2, Pass Thru Certificates	(B , B1)	10/01/06	7.800	100,302
Apparel (0.8%)
550	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B- , B3)	12/15/12	12.250	624,250
400	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)	(BB , B1)	02/15/11	7.250	404,000
					1,028,250
Auto Loans (3.8%)
600	Ford Motor Credit Co., Global Notes§	(BB- , Ba2)	10/01/13	7.000	528,658
2,300	Ford Motor Credit Co., Notes	(BB- , Ba2)	06/16/08	6.625	2,161,986
1,700	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	05/15/09	5.625	1,593,488
900	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	821,573
					5,105,705
Automobile Parts & Equipment (2.0%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+ , B3)	12/01/11	9.000	353,500
260	ArvinMeritor, Inc., Notes	(BB , Ba2)	03/01/12	8.750	268,125
320	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)§	(B- , Caa1)	12/15/14	8.375	262,400
275	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75)#	(BBB- , Ba1)	12/01/10	9.500	294,594
850	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B- , B3)	07/01/15	9.000	879,750
9	Meritor Automotive, Inc., Notes	(BB , Ba2)	02/15/09	6.800	8,978

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automobile Parts & Equipment
$250	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	$231,250
95	TRW Automotive, Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)	(BB- , B1)	02/15/13	11.000	105,450
325	Visteon Corp., Global Senior Notes§	(B- , B3)	08/01/10	8.250	293,312
					2,697,359
Automotive (0.5%)
375	General Motors Corp., Global Debentures§	(BB , Ba1)	07/15/33	8.375	281,250
450	General Motors Corp., Global Senior Notes§	(BB , Ba1)	07/15/13	7.125	340,875
					622,125
Brokerage (0.3%)
400	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B+ , B1)	12/01/15	7.875	422,000
Building & Construction (1.6%)
380	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	397,575
350	K Hovnanian Enterprises, Global Company Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	320,378
300	KB Home, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	281,160
400	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡	(B+ , Ba3)	04/01/11	8.250	400,500
250	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56)§	(B+ , Ba3)	05/01/12	9.125	252,500
450	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	388,125
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , B2)	12/15/12	7.625	43,375
					2,083,613
Building Materials (1.2%)
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ 103.94)§	(B- , B3)	12/15/12	7.875	150,750
350	Jacuzzi Brands, Inc., Global Secured Notes (Callable 07/01/07 @ $104.81)	(B , B3)	07/01/10	9.625	376,688
275	Norcraft Companies LP, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B3)	11/01/11	9.000	288,750
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , Caa1)	09/01/14	8.500	334,750
500	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(B- , B3)	02/15/12	9.000	483,750
					1,634,688

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals (4.4%)
$500	Chemtura Corp., Company Guaranteed Notes	(BB+ , Ba1)	06/01/16	6.875	$501,061
563	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B , Caa2)	10/01/14	0.000	447,585
378	Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , Ba3)	10/15/10	11.625	427,140
198	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	227,700
500	IMC Global, Inc., Global Senior Notes (Callable 08/01/08 @ $105.44)	(BB , Ba3)	08/01/13	10.875	570,000
250	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/06 @ $105.62)	(BB , Ba3)	06/01/11	11.250	265,625
500	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B- , Caa1)	11/15/14	0.000	372,500
1,100	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB- , B1)	06/01/13	10.500	1,236,125
350	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	353,500
550	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+ , B3)	05/15/10	10.625	596,750
747	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	829,170
					5,827,156
Consumer Products (1.6%)
400	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(B- , Caa1)	10/01/12	0.000	325,000
350	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	317,625
450	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B- , B3)	05/01/12	9.750	470,250
350	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/06 @ $104.69)§	(CCC+ , Caa1)	06/01/11	9.375	366,625
400	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	408,000
275	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.19)§	(CCC+ , Caa1)	09/15/11	8.375	255,062
					2,142,562
Diversified Capital Goods (1.3%)
500	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B , B3)	10/15/11	10.250	547,500
250	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)§	(B , B2)	08/01/12	8.875	261,250
350	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , Caa1)	12/15/13	8.625	342,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$550	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+ , Caa1)	06/15/12	9.875	$518,375
					1,669,250
Electric - Generation (3.4%)
500	AES Corp., Rule 144A, Senior Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB- , Ba3)	05/15/15	9.000	547,500
60	AES Corp., Senior Notes§	(B , B1)	06/01/09	9.500	64,950
500	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	523,750
400	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)ø#	(D , NR)	04/01/10	10.576	429,000
250	Dynegy Holdings, Inc., Rule 144A Senior Notes‡	(B- , B2)	04/01/11	6.875	241,250
225	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(B- , B2)	05/01/16	8.375	225,000
775	Edison Mission Energy, Senior Notes§	(B+ , B1)	06/15/09	7.730	797,281
242	ESI Tractebel Acquisition Corp., Series B, Company Guaranteed Notes (Callable 06/30/08 @ $101.84)	(BB , Ba1)	12/30/11	7.990	251,611
375	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/09 @ $107.25)	(B- , B1)	02/01/14	7.250	377,813
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	176,969
300	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B , B2)	12/15/14	6.750	274,500
600	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	612,000
					4,521,624
Electric - Integrated (2.3%)
350	Allegheny Energy Supply Company LLC, Global Notes	(BB- , Ba3)	03/15/11	7.800	371,875
700	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	721,875
350	CMS Energy Corp., Global Senior Notes	(B+ , B1)	08/01/10	7.750	364,875
250	CMS Energy Corp., Senior Notes	(B+ , B1)	07/15/08	8.900	264,688
475	Mirant North America LLC, Rule 144A, Senior Notes (Callable 12/31/09 @ $103.69)‡	(B- , B1)	12/31/13	7.375	479,156
75	Nevada Power Co., Rule 144A, General Refunding Mortgage Notes‡	(BB , Ba1)	03/15/16	5.950	72,773
500	NorthWestern Corp., Global Secured Notes (Callable 11/01/09 @ $102.94)	(BB+ , Ba1)	11/01/14	5.875	494,508
225	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B- , B1)	03/15/14	8.625	244,768
					3,014,518
Electronics (2.0%)
700	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+ , Caa1)	05/15/13	7.750	671,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics
$300	Hughes Network Systems, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B- , B1)	04/15/14	9.500	$307,125
600	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)§	(B- , B2)	12/15/14	8.000	562,500
425	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B , B1)	03/01/16	8.125	433,500
350	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B , Caa1)	01/15/16	11.250	362,250
350	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B- , B2)	02/15/12	10.250	374,500
					2,711,000
Energy - Exploration & Production (3.0%)
1,200	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	1,188,000
775	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.02)	(B , B3)	06/01/13	7.750	803,094
450	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	12/15/11	8.000	480,937
250	Houston Exploration Company, Global Senior Subordinated Notes (Callable 06/15/08 @ $103.50)	(B , B2)	06/15/13	7.000	245,000
300	Plains Exploration & Production Company LP, Global Senior Subordinated Notes (Callable 07/01/07 @ $104.38)§	(B+ , Ba3)	07/01/12	8.750	318,750
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B2)	03/15/15	6.375	194,000
400	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB- , B1)	07/15/11	7.625	403,000
345	Vintage Petroleum, Inc., Global Senior Subordinated Notes (Callable 05/15/06 @ $103.94)§	(A- , A3)	05/15/11	7.875	358,958
					3,991,739
Environmental (0.9%)
950	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+ , Caa1)	04/15/14	7.375	940,500
250	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC , Caa2)	04/15/14	9.500	260,000
					1,200,500
Food & Drug Retailers (0.9%)
300	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	324,960
325	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	333,937
525	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(BB- , B1)	06/15/12	8.125	527,625
					1,186,522

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food - Wholesale (1.1%)
$188	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B- , B3)	11/01/08	11.875	$193,170
400	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 06/05/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	301,000
350	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)§	(B- , B3)	08/01/11	10.500	354,375
275	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B- , B3)	12/01/13	8.250	277,063
350	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)§	(B , Caa1)	01/01/10	12.500	351,750
					1,477,358
Forestry & Paper (1.7%)
325	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	310,375
150	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $103.50)	(B- , Caa1)	04/01/11	9.875	158,625
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	100,500
275	Georgia-Pacific Corp., Debentures	(B , B2)	06/15/15	7.700	276,375
400	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75)§	(B- , B3)	08/15/13	9.500	390,000
250	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+ , B3)	05/01/12	10.000	269,062
590	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)§	(CCC+ , B2)	07/01/12	8.375	578,200
150	Stone Container Corp., Global Senior Notes (Callable 02/01/07 @ $103.25)	(CCC+ , B2)	02/01/11	9.750	154,125
					2,237,262
Gaming (5.0%)
100	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	105,750
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)§‡	(B- , B3)	08/01/13	8.000	511,875
700	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB- , B1)	11/15/19	7.250	709,625
75	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B , B2)	03/01/12	10.125	80,625
200	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	216,000
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	261,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$675	Inn of The Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B , B3)	11/15/10	12.000	$734,062
300	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)§	(BB- , B2)	10/15/10	9.500	321,000
350	Majestic Star Casino LLC, Rule 144A, Secured Notes (Callable 10/15/08 @ $104.88)‡	(B- , B3)	01/15/11	9.750	360,500
375	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	371,719
150	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	159,938
400	MGM Mirage, Inc., Company Guaranteed Notes§	(B+ , Ba3)	02/01/11	8.375	423,000
200	MGM Mirage, Inc., Rule 144A, Senior Notes‡	(BB , Ba2)	04/01/13	6.750	198,000
600	MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88)	(B+ , B2)	04/01/10	9.750	640,500
645	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(B+ , B1)	09/15/12	8.625	680,475
500	Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+ , B3)	12/15/09	10.125	525,000
325	Wynn Las Vegas LLC, Global Notes (Callable 12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	317,687
					6,617,006
Gas Distribution (2.9%)
400	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR , B1)	05/20/16	7.125	398,000
700	El Paso Corp., Senior Notes	(B- , Caa1)	05/15/11	7.000	701,750
1,000	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	1,041,250
250	Inergy LP/Inergy Finance Corp., Global Senior Notes (Callable 12/15/09 @ $103.44)	(B , B1)	12/15/14	6.875	237,500
350	Inergy LP/Inergy Finance Corp., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡	(B , B1)	03/01/16	8.250	361,375
950	Williams Companies, Inc., Global Senior Unsecured Notes#	(B+ , B1)	03/15/12	8.125	1,024,812
75	Williams Companies, Inc., Rule 144A, Notes#‡	(B+ , B1)	10/01/10	6.990	77,438
					3,842,125
Health Services (4.8%)
125	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B+ , B2)	09/15/12	7.750	135,000
350	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B , B3)	03/15/15	7.250	351,750
250	Extendicare Health Services, Inc., Company Guaranteed Notes (Callable 07/01/06 @ $104.75)	(B+ , B1)	07/01/10	9.500	264,063
50	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)§	(B , B2)	05/01/14	6.875	51,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$375	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+ , Ba2)	08/15/14	6.750	$377,813
525	HCA, Inc., Global Bonds	(BB+ , Ba2)	02/15/16	6.500	507,425
450	HCA, Inc., Notes	(BB+ , Ba2)	10/01/12	6.300	439,115
425	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	431,375
125	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC , Caa1)	08/15/12	11.875	103,750
425	Omega Healthcare Investors, Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB , Ba3)	01/15/16	7.000	417,563
150	Rotech Healthcare, Inc., Global Company Guaranteed Notes (Callable 04/01/07 @ $104.75)§	(B , B3)	04/01/12	9.500	124,875
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	110,000
175	Stewart Enterprises, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $103.13)#‡	(B+ , B1)	02/15/13	7.750	168,875
1,175	Tenet Healthcare Corp., Global Senior Notes§	(B , B3)	07/01/14	9.875	1,224,937
750	Triad Hospital, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B3)	11/15/13	7.000	735,937
500	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	518,750
250	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	259,375
200	Ventas Realty LP, Global Senior Notes (Callable 06/01/11 @ $103.25)	(BB+ , Ba2)	06/01/16	6.500	194,500
					6,416,603
Household & Leisure Products (0.5%)
80	Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25)	(CCC- , B3)	02/01/11	10.500	64,400
350	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B- , B3)	06/15/14	8.250	369,250
175	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B- , Caa1)	01/15/14	7.875	173,250
					606,900
Leisure (0.8%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC- , Caa1)	07/15/11	10.500	262,500
400	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)	(CCC , Caa1)	02/01/10	8.875	403,000
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	407,000
					1,072,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Lodging (0.9%)
$200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B , Ba3)	06/01/11	8.500	$215,000
375	Host Marriott Corp., Global Senior Notes (Callable 11/01/08 @ 103.56)§	(BB- , Ba2)	11/01/13	7.125	382,500
600	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @ $103.38)‡	(BB- , Ba2)	06/01/16	6.750	595,500
					1,193,000
Machinery (0.6%)
750	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB- , Ba3)	08/01/11	9.250	800,625
Media - Broadcast (1.7%)
425	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	428,187
250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	263,750
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+ , Caa1)	04/01/13	0.000	396,625
125	Paxson Communications Corp., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)#‡	(CCC- , B3)	01/15/13	11.318	126,875
350	Rainbow National Services LLC, Rule 144A, Senior Subordinated Debentures (Callable 09/01/09 @ $105.19)‡	(B+ , B3)	09/01/14	10.375	394,625
350	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	370,125
375	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/07 @ $103.33)§	(CCC- , Caa2)	03/01/11	10.000	344,063
					2,324,250
Media - Cable (5.3%)
250	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC- , Caa3)	10/01/15	11.000	223,750
250	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	246,250
800	Charter Communications Holdings LLC, Senior Notes (Callable 04/01/07 @ $100.00)	(CCC- , Ca)	04/01/09	8.625	644,000
1,500	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	1,518,750
1,200	CSC Holdings, Inc., Rule 144A, Senior Notes#‡	(B+ , B2)	04/15/12	7.250	1,200,000
200	CSC Holdings, Inc., Series B, Debentures	(B+ , B2)	08/15/09	8.125	208,500
200	CSC Holdings, Inc., Series B, Senior Notes§	(B+ , B2)	07/15/09	8.125	208,500
200	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	04/01/11	7.625	204,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$525	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	$507,281
500	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/11	6.375	489,375
50	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+ , B2)	02/15/14	7.250	49,500
180	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)§	(CCC+ , Caa1)	02/15/11	12.250	192,375
20	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B , B2)	11/01/10	10.500	21,125
560	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06 @ $101.63)	(B , B2)	10/01/09	9.750	578,200
700	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B2)	10/15/15	8.500	693,000
					6,985,106
Media - Services (0.3%)
488	WMG Holdings Corp., Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B- , B3)	12/15/14	0.000	361,120
Metals & Mining/ Excluding Steel (0.5%)
100	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/15	6.375	97,250
600	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/35	7.500	583,500
					680,750
Non-Food & Drug Retailers (3.8%)
300	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B3)	02/15/12	9.000	303,000
350	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B , B3)	06/15/12	9.000	363,125
400	Brookstone Company, Inc., Rule 144A, Secured Notes (Callable 10/15/09 @ $106.00)§‡	(B , B3)	10/15/12	12.000	350,000
375	CSK Auto, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.50)	(CCC- , B2)	01/15/14	7.000	363,750
550	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B- , B3)	06/01/12	8.375	484,000
250	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+ , Caa1)	12/01/10	8.500	244,063
425	GSC Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§‡	(B+ , Ba3)	10/01/12	8.000	427,656
300	JC Penney Company, Inc., Series MTNA, Notes	(BB+ , Baa3)	10/15/15	6.875	311,158
280	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable 01/15/07 @ $100.00)	(CCC+ , B3)	01/15/09	10.125	281,400

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC , Caa1)	03/15/12	8.625	$458,125
420	Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/10 @ $105.19)§‡	(B- , B3)	10/15/15	10.375	451,500
553	PCA LLC, Global Senior Notes	(C , Ca)	08/01/09	11.875	121,660
500	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	523,125
375	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B , B2)	12/15/13	10.625	400,312
					5,082,874
Office Equipment (0.7%)
850	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+ , Ba2)	06/15/13	7.625	881,875
Oil Field Equipment & Services (0.4%)
300	Parker Drilling Co., Global Senior Notes (Callable 10/01/08 @ $104.81)	(B- , B2)	10/01/13	9.625	333,000
250	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB- , Ba2)	07/15/14	7.375	260,625
					593,625
Oil Refining & Marketing (1.0%)
350	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	348,250
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	178,605
400	Giant Industries, Inc., Senior Subordinated Notes (Callable 05/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	413,000
325	Tesoro Corp., Rule 144A, Secured Notes (Callable 11/01/10 @ $103.31)‡	(BB+ , Ba1)	11/01/15	6.625	323,375
					1,263,230
Packaging (3.6%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB , Ba2)	03/15/18	6.625	121,719
300	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	328,500
800	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC , Caa3)	12/01/12	11.000	612,000
250	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+ , B3)	03/01/16	10.250	258,750
330	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @ $103.88)‡	(B , B1)	11/15/15	7.750	340,725
575	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+ , Caa2)	10/15/14	9.875	593,688

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging
$200	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	$201,000
500	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B , B2)	05/15/13	8.250	516,250
300	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B , B2)	12/15/15	8.500	304,500
250	Pliant Corp., Company Guaranteed Notes (Callable 06/01/06 @ $104.33) ø§	(NR , NR)	06/01/10	13.000	118,750
750	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56) ø§	(NR , NR)	09/01/09	11.125	792,187
575	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(B- , Caa1)	02/15/14	8.500	549,125
					4,737,194
Pharmaceuticals (0.3%)
425	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B , B3)	02/21/08	7.250	424,469
Printing & Publishing (3.0%)
400	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/06 @ $101.71)	(CCC , Caa1)	05/01/09	10.250	377,000
375	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)§	(CCC+ , Caa2)	07/15/12	9.250	384,375
150	Cenveo Corp., Rule 144A, Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)‡	(B- , B3)	12/01/13	7.875	145,875
250	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B , B3)	11/15/13	0.000	213,750
750	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	773,437
325	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+ , Caa2)	10/15/13	0.000	277,875
525	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)§	(B- , Caa1)	02/01/13	9.875	564,375
150	R.H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	140,250
800	R.H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	748,000
350	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/06 @ $105.44)§	(CCC , Caa2)	06/15/09	10.875	336,000
					3,960,937
Railroads (0.1%)
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B+ , B2)	10/01/08	9.500	159,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Restaurants (0.8%)
$100	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @ $105.63)	(CCC , B3)	07/15/10	11.250	$105,500
375	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(CCC+ , Caa1)	10/01/12	10.000	392,813
250	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)§	(CCC+ , B2)	06/15/12	8.375	224,375
330	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.83)§	(CCC+ , Caa2)	09/15/09	11.000	341,550
					1,064,238
Software/Services (1.0%)
145	Activant Solutions, Inc. Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+ , Caa1)	05/01/16	9.500	148,263
805	SunGard Data Systems, Inc, Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.56)‡	(B- , B3)	08/15/13	9.125	863,362
325	SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.13)‡	(B- , Caa1)	08/15/15	10.250	351,000
					1,362,625
Steel Producers/Products (1.8%)
350	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)§	(B+ , B1)	06/15/12	7.750	356,125
400	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)§	(B- , B3)	02/01/11	9.875	401,000
325	International Steel Group, Inc., Global Senior Notes	(BBB- , Ba1)	04/15/14	6.500	319,719
350	Rathgibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.63)‡	(B- , B2)	02/15/14	11.250	377,125
1,000	WCI Steel, Inc., Series B, Senior Notesø	(NR , NR)	12/01/49	10.000	925,000
					2,378,969
Support - Services (3.7%)
400	Allied Security Escrow, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	398,000
175	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/08 @ $103.00)‡	(BB- , Ba3)	05/15/14	7.576	180,906
200	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/10 @ $103.81)‡	(BB- , Ba3)	05/15/14	7.625	204,500
400	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+ , Caa1)	10/15/12	12.000	436,000
400	Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75)	(BB- , Ba3)	05/01/11	7.500	407,000
500	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B , B1)	01/01/14	8.875	533,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services
$400	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	$379,000
500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(B- , Caa1)	05/15/13	0.000	435,000
450	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(B- , Caa1)	05/15/12	9.625	461,812
350	Rural/Metro Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $104.94)	(CCC+ , B3)	03/15/15	9.875	378,438
590	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+ , B3)	02/15/12	6.500	581,150
125	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B , Caa1)	02/15/14	7.000	120,938
350	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B3)	10/01/15	8.500	361,375
					4,877,869
Telecom - Fixed Line (0.2%)
275	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.63)	(CCC+ , B3)	02/15/14	9.250	294,250
Telecom - Integrated/Services (4.0%)
650	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B- , B3)	01/15/14	8.375	667,875
725	Citizens Communications Co., Senior Notes§	(BB+ , Ba3)	01/15/13	6.250	707,781
200	Hawaiian Telcom Communications, Inc., Rule 144A, Senior Notes (Callable 05/01/09 @ $104.88)§‡	(CCC+ , B3)	05/01/13	9.750	208,000
175	Hawaiian Telcom Communications, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/10 @ $106.25)§‡	(CCC+ , Caa1)	05/01/15	12.500	185,500
225	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	227,250
677	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	715,081
750	Qwest Capital Funding, Inc., Global Company Guaranteed Notes	(B , B3)	02/15/11	7.250	756,562
675	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B , B2)	02/15/11	7.250	682,594
225	Qwest Corp., Global Senior Notes	(BB , Ba3)	09/01/11	7.875	237,094
850	Qwest Corp., Global Senior Notes	(BB , Ba3)	06/15/15	7.625	888,250
					5,275,987

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Wireless (2.2%)
$600	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	$659,250
340	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	373,150
400	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC , Caa2)	10/01/13	8.875	411,000
400	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B- , B3)	07/15/12	11.375	456,000
300	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC , Caa1)	02/01/10	9.875	320,250
375	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 11/01/07 @ $102.00)#§‡	(CCC , Caa2)	11/01/12	10.430	391,875
350	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa2)	06/01/13	8.500	336,000
					2,947,525
Theaters & Entertainment (1.4%)
300	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 02/01/07 @ $104.94)§	(CCC+ , B3)	02/01/12	9.875	304,500
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B3)	03/01/14	8.000	331,187
249	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)	(CCC+ , B3)	02/01/11	9.500	248,378
550	Carmike Cinemas, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.75)§	(CCC+ , Caa1)	02/15/14	7.500	528,000
250	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	268,750
250	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(B- , Caa1)	03/15/14	0.000	200,000
					1,880,815
Transportation - Excluding Air/Rail (0.9%)
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+ , Caa2)	04/01/13	0.000	138,510
473	Horizon Lines LLC, Global Company Guaranteed Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	494,876
500	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	532,500
					1,165,886
	TOTAL CORPORATE BONDS (Cost $113,200,622)				115,590,011

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITY (0.3%)
$375	Park Place Securities, Inc., Series 2004-WCW2, Class M10# (Cost $340,188)	(BB+ , Ba1)	10/25/34	7.709	$347,444
MORTGAGE-BACKED SECURITY (0.2%)
325	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class M #‡ (Cost $325,000)	(AAA , Aaa)	02/09/21	6.471	325,000
FOREIGN BONDS (9.0%)
Apparel (0.1%)
150	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+ , Caa1)	11/15/12	9.875	176,666
Building Materials (0.4%)
1,025	Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada)§+	(CCC , Caa3)	12/15/12	0.000	486,875
Chemicals (0.6%)
500	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B- , B2)	02/15/16	8.500	477,500
276	Rhodia SA, Global Senior Notes (France)§	(CCC+ , B3)	06/01/10	10.250	309,810
					787,310
Electronics (1.1%)
175	Avago Technologies, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡	(CCC+ , Caa2)	12/01/15	11.875	193,375
475	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B , B2)	07/01/11	7.875	485,687
275	Sensata Technologies BV, Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(B- , Caa1)	05/01/16	9.000	346,404
500	Stats ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)	(BB , Ba2)	11/15/11	6.750	491,250
					1,516,716
Energy - Exploration & Production (0.3%)
400	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	394,000
Food & Drug Retailers (0.5%)
700	Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B- , Caa2)	08/01/14	8.500	659,750
Forestry & Paper (1.6%)
775	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+ , B1)	06/15/11	7.750	771,125
250	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Callable 03/15/09 @ $103.38) (Canada)	(B+ , B2)	03/15/14	6.750	214,375
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(B+ , NR)	07/15/07	12.500	540

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Forestry & Paper
$325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+ , B1)	11/15/11	7.950	$327,437
625	JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	662,500
275	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/06 @ $101.44) (Canada)§	(CCC- , Ca)	06/30/09	8.625	176,688
					2,152,665
Gaming (0.4%)
475	Kerzner International, Ltd., Global Senior Subordinated Notes (Callable 10/01/10 @ $103.38) (Bahamas)	(B , B2)	10/01/15	6.750	495,187
Leisure (0.7%)
350	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	356,125
500	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B+ , B2)	07/15/14	10.625	507,500
					863,625
Media - Cable (0.8%)
350	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B- , B2)	07/01/14	10.625	379,750
250	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+ , B3)	05/15/14	10.500	342,467
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+ , Caa2)	02/15/15	10.125	325,935
					1,048,152
Metals & Mining (0.0%)
350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 06/05/06 @ $100.00) (Canada)ø^	(NR , NR)	02/01/08	10.750	0
Oil Field Equipment & Services (0.4%)
500	Titan Petrochemicals Group, Ltd., Rule 144A, Company Guaranteed Notes (Bermuda)‡	(B+ , B1)	03/18/12	8.500	457,500
Packaging (0.2%)
250	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B- , Caa1)	03/01/15	7.875	316,486
Pharmaceuticals (0.1%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	144,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Printing & Publishing (0.3%)
$375	Sun Media Corp., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.81) (Canada)	(B , Ba3)	02/15/13	7.625	$385,313
Support-Services (0.3%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B , B2)	08/01/15	8.625	364,000
Telecom - Fixed Line (0.3%)
350	Nordic Telephone Company Holdings, Rule 144A, Floating Rate Note (Callable 05/01/07 @ $102.00) (Denmark)#‡	(B , B2)	05/01/16	8.324	440,878
Telecom - Integrated/Services (0.5%)
250	Hellas Telecom V, Rule 144A Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg)#‡	(B , B1)	10/07/12	6.264	323,966
325	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+ , B2)	01/15/13	8.250	332,719
					656,685
Telecom - Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB , Ba2)	05/01/11	9.625	142,188
Transportation - Excluding Air/Rail (0.3%)
450	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	427,500
	TOTAL FOREIGN BONDS (Cost $12,316,239)				11,916,246
CONVERTIBLE PREFERRED BOND (0.3%)
Telecom - Fixed Line (0.3%)
475	Level 3 Communications§ (Cost $396,403)	(CCC- , C)	09/15/09	6.000	404,344
Number of Shares
COMMON STOCKS (1.3%)
Chemicals (0.1%)
9,785	Huntsman Corp.*				192,275
Electric - Integrated (0.9%)
51,040	Mirant Corp.*				1,253,542
Food - Wholesale (0.3%)
352	Crunch Equity Holding LLC, Class A*				334,370
	TOTAL COMMON STOCKS (Cost $1,695,200)				1,780,187
PREFERRED STOCK (0.0%)
Media - Broadcast (0.0%)
1	Paxson Communications Corp.* (Cost $7,054)				9,310

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Number of Shares		Value
WARRANTS (0.0%)
Chemicals (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/02/10*^	$2
Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^	0
TOTAL WARRANTS (Cost $2,502)		2
SHORT-TERM INVESTMENT (23.2%)
30,728,973	State Street Navigator Prime Portfolio§§ (Cost $30,728,973)	30,728,973
TOTAL INVESTMENTS AT VALUE (121.4%) (Cost $159,012,181)		161,101,517
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.4%)		(28,419,277)
NET ASSETS (100.0%)		$132,682,240

INVESTMENT ABBREVIATIONS

  MTNA  =  Medium Term Note, Series A

  NR  =  Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $21,422,119 or 16.1% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2006.

+  Step Bond — The interest stated is as of April 30, 2006 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $30,728,973 (Cost $159,012,181) (Note 2)	$161,101,517[1]
Interest receivable	2,920,995
Receivable for investments sold	1,577,447
Receivable for fund shares sold	184,149
Prepaid expenses and other assets	47,598
Total Assets	165,831,706
Liabilities
Advisory fee payable (Note 3)	51,956
Administrative services fee payable (Note 3)	29,890
Distribution fee payable (Note 3)	71,630
Payable upon return of securities loaned (Note 2)	30,728,973
Payable for investments purchased	1,238,510
Dividend payable	407,580
Payable for fund shares redeemed	389,858
Due to custodian	86,094
Unrealized depreciation on forward currency contracts (Note 2)	70,913
Trustees' fee payable	103
Other accrued expenses payable	73,959
Total Liabilities	33,149,466
Net Assets
Capital stock, $0.001 par value (Note 6)	16,935
Paid-in capital (Note 6)	129,538,303
Accumulated net investment loss	(700,163)
Accumulated net realized gain on investments and foreign currency transactions	1,812,671
Net unrealized appreciation from investments and foreign currency translations	2,014,494
Net Assets	$132,682,240
Common Shares
Net assets	$559,589
Shares outstanding	71,607
Net asset value, offering price, and redemption price per share	$7.81
A Shares
Net assets	$61,241,045
Shares outstanding	7,813,195
Net asset value and redemption price per share	$7.84
Maximum offering price per share (net asset value/(1-4.75%))	$8.23
B Shares
Net assets	$26,256,257
Shares outstanding	3,354,927
Net asset value and offering price per share	$7.83
C Shares
Net assets	$44,625,349
Shares outstanding	5,694,931
Net asset value and offering price per share	$7.84

1  Including $30,107,357 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Interest	$6,161,097
Dividends	86,990
Securities lending	103,311
Total investment income	6,351,398
Expenses
Investment advisory fees (Note 3)	453,914
Administrative services fees (Note 3)	145,494
Distribution fees (Note 3)
Class A	81,905
Class B	137,998
Class C	241,099
Transfer agent fees	34,533
Registration fees	30,939
Printing fees (Note 3)	19,304
Audit and tax fees	15,992
Custodian fees	10,098
Legal fees	9,060
Insurance expense	3,223
Trustees' fees	3,057
Interest expense (Note 4)	2,977
Commitment fees (Note 4)	2,182
Miscellaneous expense	6,833
Total expenses	1,198,608
Less: fees waived (Note 3)	(134,556)
Net expenses	1,064,052
Net investment income	5,287,346
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,883,385
Net realized gain on foreign currency transactions	34,129
Net change in unrealized appreciation (depreciation) from investments	60,680
Net change in unrealized appreciation (depreciation) from foreign currency translations	(74,842)
Net realized and unrealized gain from investments and foreign currency related items	1,903,352
Net increase in net assets resulting from operations	$7,190,698

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income	$5,287,346	$16,173,945
Net realized gain from investments and foreign currency transactions	1,917,514	4,534,975
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(14,162)	(15,108,927)
Net increase in net assets resulting from operations	7,190,698	5,599,993
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(23,349)	(64,845)
Class A shares	(2,686,132)	(8,989,785)
Class B shares	(1,011,002)	(2,732,419)
Class C shares	(1,766,875)	(5,422,674)
Distributions from net realized gains
Common Class shares	(15,215)	(15,883)
Class A shares	(1,915,908)	(2,045,433)
Class B shares	(804,284)	(635,285)
Class C shares	(1,403,618)	(1,398,027)
Net decrease in net assets resulting from dividends and distributions	(9,626,383)	(21,304,351)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	11,266,485	60,350,750
Reinvestment of dividends and distributions	4,733,616	9,351,473
Net asset value of shares redeemed	(35,527,905)	(168,175,592)
Net decrease in net assets resulting from capital share transactions	(19,527,804)	(98,473,369)
Net decrease in net assets	(21,963,489)	(114,177,727)
Net Assets
Beginning of period	154,645,729	268,823,456
End of period	$132,682,240	$154,645,729
Accumulated net investment loss	$(700,163)	$(500,151)

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$7.95	$8.53	$8.27	$7.19	$7.96	$8.73
INVESTMENT OPERATIONS
Net investment income	0.31[1]	0.67[1]	0.71	0.70	0.72[1]	0.80
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.27	1.08	(0.74)	(0.71)
Total from investment operations	0.41	0.25	0.98	1.78	(0.02)	0.09
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.70)	(0.72)	(0.70)	(0.75)	(0.86)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—	—
Total dividends and distributions	(0.55)	(0.83)	(0.72)	(0.70)	(0.75)	(0.86)
Net asset value, end of period	$7.81	$7.95	$8.53	$8.27	$7.19	$7.96
Total return[2]	5.34%	3.02%	12.37%	25.49%	(0.60)%	0.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$560	$549	$1,081	$1,029	$1,324	$599
Ratio of expenses to average net assets	0.85%[3]	0.85%	0.85%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	8.10%[3]	8.10%	8.46%	8.97%	9.16%	9.98%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[3]	0.10%	0.05%	0.14%	2.04%	1.41%
Portfolio turnover rate	35%	38%	16%	20%	86%	41%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$7.97	$8.55	$8.29	$7.21	$7.98	$8.73
INVESTMENT OPERATIONS
Net investment income	0.31[1]	0.65[1]	0.69	0.73	0.72[1]	0.86
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.27	1.05	(0.74)	(0.75)
Total from investment operations	0.41	0.23	0.96	1.78	(0.02)	0.11
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.68)	(0.70)	(0.70)	(0.75)	(0.86)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—	—
Total dividends and distributions	(0.54)	(0.81)	(0.70)	(0.70)	(0.75)	(0.86)
Net asset value, end of period	$7.84	$7.97	$8.55	$8.29	$7.21	$7.98
Total return[2]	5.32%	2.75%	12.09%	25.44%	(0.56)%	1.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$61,241	$71,651	$131,699	$134,123	$9,390	$8,952
Ratio of expenses to average net assets	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.85%[3]	7.85%	8.21%	8.58%	9.16%	10.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[3]	0.10%	0.05%	0.14%	1.97%	1.30%
Portfolio turnover rate	35%	38%	16%	20%	86%	41%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$7.95	$8.52	$8.27	$7.19	$7.96	$8.73
INVESTMENT OPERATIONS
Net investment income	0.28[1]	0.59[1]	0.63	0.65	0.65[1]	0.80
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.26	1.07	(0.73)	(0.77)
Total from investment operations	0.38	0.17	0.89	1.72	(0.08)	0.03
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.61)	(0.64)	(0.64)	(0.69)	(0.80)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—	—
Total dividends and distributions	(0.50)	(0.74)	(0.64)	(0.64)	(0.69)	(0.80)
Net asset value, end of period	$7.83	$7.95	$8.52	$8.27	$7.19	$7.96
Total return[2]	5.00%	1.91%	11.13%	24.55%	(1.36)%	0.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$26,256	$29,992	$43,077	$42,536	$2,860	$1,667
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.10%[3]	7.10%	7.46%	7.87%	8.35%	9.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[3]	0.10%	0.05%	0.14%	1.97%	1.35%
Portfolio turnover rate	35%	38%	16%	20%	86%	41%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$7.96	$8.54	$8.28	$7.20	$7.96	$8.73
INVESTMENT OPERATIONS
Net investment Income	0.28[1]	0.59[1]	0.63	0.64	0.61[1]	0.80
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.27	1.08	(0.68)	(0.77)
Total from investment operations	0.38	0.17	0.90	1.72	(0.07)	0.03
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.62)	(0.64)	(0.64)	(0.69)	(0.80)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—	—
Total dividends and distributions	(0.50)	(0.75)	(0.64)	(0.64)	(0.69)	(0.80)
Net asset value, end of period	$7.84	$7.96	$8.54	$8.28	$7.20	$7.96
Total return[2]	5.00%	1.91%	11.26%	24.54%	(1.22)%	0.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$44,625	$52,454	$92,967	$94,255	$6,545	$623
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.10%[3]	7.10%	7.46%	7.86%	8.03%	9.18%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[3]	0.10%	0.05%	0.14%	2.61%	1.75%
Portfolio turnover rate	35%	38%	16%	20%	86%	41%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2006, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	06/26/06	€(1,476,000)	$(1,795,322)	$(1,866,235)	$(70,913)

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2006, total earnings from the fund's investment in cash collateral received in connection with security lending arrangements was $722,689 of which $575,678 was rebated to borrowers (brokers). The fund retained $103,311 in income from the cash collateral investment and SSB, as lending agent, was paid $43,700. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived were $453,914 and $134,556, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund.

For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $70,947.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of- pocket expenses) were $74,547.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $7,553 from commissions earned on the sale of the Fund's Class A shares.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $252 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,097,238	4.515%	$3,381,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $48,751,708 and $67,216,568, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $159,012,181, $4,541,089, ($2,451,753) and $2,089,336, respectively.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	4,740	$36,987	8,813	$73,187
Shares redeemed	(2,179)	(17,045)	(66,457)	(543,991)
Net increase (decrease)	2,561	$19,942	(57,644)	$(470,804)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	988,605	$7,804,220	5,273,064	$44,008,176
Shares issued in reinvestment of dividends and distributions	423,839	3,315,834	830,765	6,914,718
Shares redeemed	(2,592,742)	(20,375,494)	(12,517,568)	(103,132,963)
Net decrease	(1,180,298)	$(9,255,440)	(6,413,739)	$(52,210,069)
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	145,305	$1,133,731	323,075	$2,685,673
Shares issued in reinvestment of dividends and distributions	62,426	487,560	96,071	795,984
Shares redeemed	(625,219)	(4,895,888)	(1,699,939)	(14,008,822)
Net decrease	(417,488)	$(3,274,597)	(1,280,793)	$(10,527,165)
	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	297,382	$2,328,534	1,630,042	$13,656,901
Shares issued in reinvestment of dividends and distributions	114,204	893,235	188,597	1,567,584
Shares redeemed	(1,306,253)	(10,239,478)	(6,121,309)	(50,489,816)
Net decrease	(894,667)	$(7,017,709)	(4,302,670)	$(35,265,331)

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	5	82%
Class A	4	66%
Class B	1	56%
Class C	1	56%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waivers, reimbursements and breakpoints into account) of 0.49% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse Asset Management, LLC ("Credit Suisse") under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the one-, two- three-, four- and five-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group (the "Performance Group") and universe of funds (the "Performance Universe" for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement, for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures.

The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement, and the investment advisory fee under such agreement, the Board concluded that:

•  the Contractual Advisory Fee and the Net Advisory Fee, which were both at approximately the median of the Fund's Peer Group, were considered reasonable.

•  the Fund's one-, two-, three-, four- and five-year performance was higher than the median of its Performance Group and its two-, four- and five-year performance record was higher than the median of its Performance Universe, while the one- and three-year performance record was below the median of the Performance Universe.. The Board acknowledged that the Fund's portfolio management team had changed during the year.

•  the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  in light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  the Fund's current fee structure was considered reasonable as the existence of breakpoints serves to enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Income Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse High Income Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-SAR-0406

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE STRATEGIC ALLOCATION
  FUND — AGGRESSIVE

■  CREDIT SUISSE STRATEGIC ALLOCATION
  FUND — CONSERVATIVE

■  CREDIT SUISSE STRATEGIC ALLOCATION
  FUND — MODERATE

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common Class[1]	11.38%
Class A1, 2	11.10%
Class C1, 2	10.59%
Blend of 80/20 S&P 500 & Lehman Brothers US Aggregate Bond Index[3]	7.78%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 4.00% and 1.00%, respectively.2

Market Overview: Appetite for risk lifts stocks, high yield bonds

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Internationally, most European stock markets outpaced the US market in local-currency returns, and had even better performance in US dollar terms due to a rise in the European currencies vs. the dollar in the period. Japan continued to rally on evidence that its economy is finally recovering, advancing about 23% in both yen and dollar terms. Emerging markets outpaced developed markets as a group, paced by the "BRIC" economies — Brazil, Russia, India and China — all with gains in excess of 40% in dollar terms.

The period was a positive one for bonds overall in terms of total return, though performance varied by credit quality. Investment-grade bonds had only lackluster returns within a rising interest-rate environment, as the Federal Reserve continued its campaign to raise rates in small but steady increments. High yield bonds, which tend to be less sensitive to interest rate movements, handily outpaced investment-grade debt in the period.

1

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Strategic Review: Aided by international equity and high yield exposure

The Fund performed well in the period, both in absolute terms and compared with its benchmark. Within equities, the Fund's relatively high exposure to international stock markets was beneficial to performance, as our underlying international stock funds outpaced the broad US stock market. Credit Suisse Institutional Fund - International Focus Portfolio, which represented about 22% of the Fund's net assets as of April 30, 2006, gained 20.93%, versus an increase of 22.89% for the MSCI EAFE Index.4 In addition, Credit Suisse Emerging Markets Fund (Common Class Shares), 6% of the Fund's net assets as of April 30, 2006, rose 36.19%, versus an increase of 37.77% for the MSCI Emerging Markets Index.5 The Fund's indirect exposure to small- and mid-cap stocks aided its performance as well.

Our exposure to fixed-income securities was largely focused on high yield bonds in the period. This helped the Fund's performance, with Credit Suisse High Income Fund (Common Class Shares), 2.8% of the Fund's net assets as of April 30, 2006, returning 5.34%, outpacing the Lehman Brothers US Aggregate Bond Index,3 which is composed of investment-grade bonds and had an increase of 0.56%. The Fund also maintained an allocation to alternative investments, via Credit Suisse Commodity Return Strategy Fund (Common Class Shares). Accounting for 7.3% of the Fund's net assets as of April 30, 2006, it rose 7.75%, versus an increase of 7.81% for the Dow Jones-AIG Commodity Index.6 This allocation, which we believe can provide attractive diversification characteristics, outperformed the bond component of our benchmark, but trailed the benchmark's equity component.

The Credit Suisse Asset Allocation Portfolio Team

Joseph Cherian

Yogi Thambiah

Sacha Duparc

The ability of the Fund to achieve its investment objective depends in part on the ability of the Fund's investment adviser to effectively allocate the Fund's assets among underlying Credit Suisse Funds.

An investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In addition, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. An investor in the Fund might therefore indirectly bear the costs of these trades

2

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

without accomplishing any investment purpose, and may be subject to increased taxable gains. Finally, because the Fund invests most of its assets in underlying Credit Suisse Funds, the Fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Cumulative Returns as of March 31, 20061

	Inception to Date	Inception Date
Common Class	8.84%	11/01/05
Class A Without Sales Charge	8.66%	11/01/05
Class A With Maximum Sales Charge	4.28%	11/01/05
Class C Without CDSC	8.05%	11/01/05
Class C With CDSC	7.05%	11/01/05

Cumulative Returns as of April 30, 20061

	Inception to Date	Inception Date
Common Class	11.38%	11/01/05
Class A Without Sales Charge	11.10%	11/01/05
Class A With Maximum Sales Charge	6.62%	11/01/05
Class C Without CDSC	10.59%	11/01/05
Class C With CDSC	9.59%	11/01/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.00%), was 6.62%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 9.59%.

3  The Index used is a blend of two indices: 80% in the S&P 500 Index and 20% in the Lehman Brothers US Aggregate Bond Index. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

4  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia and Far East) (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

5  The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

6  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,113.80	$1,111.00	$1,105.90
Expenses Paid per $1,000*	$6.55	$7.85	$11.75
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,018.60	$1,017.36	$1,013.64
Expenses Paid per $1,000*	$6.26	$7.50	$11.23
	Common Class	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Strategic Allocation Fund — Aggressive

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Asset Allocation*

Equities	89.5%
Alternatives	7.6%
Fixed Income	2.9%
Total	100.0%

*  Expressed as a percentage of total investments.

7

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	2.98%
Class A1,2	2.78%
Class C1,2	2.21%
Blend of 30/70 S&P 500 & Lehman Brothers US Aggregate Bond Index[3]	3.23%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 4.00% and 1.00%, respectively.2

Market Overview: Appetite for risk lifts stocks, high yield bonds

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Internationally, most European stock markets outpaced the US market in local-currency returns, and had even better performance in US dollar terms due to a rise in the European currencies vs. the dollar in the period. Japan continued to rally on evidence that its economy is finally recovering, advancing about 23% in both yen and dollar terms. Emerging markets outpaced developed markets as a group, paced by the "BRIC" economies — Brazil, Russia, India and China — all with gains in excess of 40% in dollar terms.

The period was a positive one for bonds overall in terms of total return, though performance varied by credit quality. Investment-grade bonds had only lackluster returns within a rising interest-rate environment, as the Federal Reserve continued its campaign to raise rates in small but steady increments. High yield bonds, which tend to be less sensitive to interest rate movements, handily outpaced investment-grade debt in the period.

8

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Strategic Review: A diversified approach

The Fund had a gain in the period, but trailed its benchmark, which we attribute primarily to the underperformance of Credit Suisse Institutional Fixed Income Fund (54% of the Fund's net assets as of April 30, 2006), which had a total return of 0.40%, lagging the Lehman Brothers US Aggregate Bond Index,3 which had an increase of 0.59%. Factors that aided the Fund's performance included its allocation to high-yield bonds and large-cap value stocks in the period.

In addition to having bond and stock allocations (our equity funds as of the end of the period included large-, mid- and small-capitalization portfolios), the Fund also maintained an allocation to alternative investments, via Credit Suisse Commodity Return Strategy Fund, which accounted for 2.7% of the Fund's net assets as of April 30, 2006. We believe that while commodities can be volatile on their own, a modest allocation to commodities within a diversified portfolio can potentially provide attractive risk/reward characteristics.

The Credit Suisse Asset Allocation Portfolio Team

Joseph Cherian

Yogi Thambiah

Sacha Duparc

The ability of the Fund to achieve its investment objective depends in part on the ability of the Fund's investment adviser to effectively allocate the Fund's assets among underlying Credit Suisse Funds.

An investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In addition, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. An investor in the Fund might therefore indirectly bear the costs of these trades without accomplishing any investment purpose, and may be subject to increased taxable gains. Finally, because the Fund invests most of its assets in underlying Credit Suisse Funds, the Fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

9

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Cumulative Returns as of March 31, 20061

	Inception to Date	Inception Date
Common Class	2.67%	11/01/05
Class A Without Sales Charge	2.58%	11/01/05
Class A With Maximum Sales Charge	(1.56)%	11/01/05
Class C Without CDSC	2.11%	11/01/05
Class C With CDSC	1.11%	11/01/05

Cumulative Returns as of April 30, 20061

	Inception to Date	Inception Date
Common Class	2.98%	11/01/05
Class A Without Sales Charge	2.78%	11/01/05
Class A With Maximum Sales Charge	(1.36)%	11/01/05
Class C Without CDSC	2.21%	11/01/05
Class C With CDSC	1.21%	11/01/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.00%), was down 1.36%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 1.21%.

3  The Index used is a blend of two indices: 30% in the S&P 500 Index and 70% in the Lehman Brothers US Aggregate Bond Index. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

10

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

11

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,029.80	$1,027.80	$1,022.10
Expenses Paid per $1,000*	$6.29	$7.54	$11.28
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,018.60	$1,017.36	$1,013.64
Expenses Paid per $1,000*	$6.26	$7.50	$11.23
	Common Class	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

12

Credit Suisse Strategic Allocation Fund — Conservative

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Asset Allocation*

Fixed Income	60.1%
Equities	35.2%
Alternatives	2.7%
Money Market	2.0%
Total	100.0%

*  Expressed as a percentage of total investments.

13

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	8.83%
Class A1,2	8.68%
Class C1,2	8.17%
Blend of 60/40 S&P 500 & Lehman Brothers US Aggregate Bond Index[3]	5.95%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 4.00% and 1.00%, respectively.2

Market Overview: Appetite for risk lifts stocks, high yield bonds

The period was an overall positive one for US equities, supported by economic expansion and optimism over corporate earnings. While fourth quarter 2005 GDP growth was modest compared with earlier quarters, as the economy absorbed a severe hurricane season, growth rebounded: First quarter 2006 GDP rose at its highest quarterly rate in more than two years. Notwithstanding the period immediately following this report, investors' appetite for risk taking remained, in general, healthy during the semiannual period ended April 30, 2006. This occurred during a period of high energy costs, steadily rising interest rates and ongoing political tensions in the Middle East.

Internationally, most European stock markets outpaced the US market in local-currency returns, and had even better performance in US dollar terms due to a rise in the European currencies vs. the dollar in the period. Japan continued to rally on evidence that its economy is finally recovering, advancing about 23% in both yen and dollar terms. Emerging markets outpaced developed markets as a group, paced by the "BRIC" economies — Brazil, Russia, India and China — all with gains in excess of 40% in dollar terms.

The period was a positive one for bonds overall in terms of total return, though performance varied by credit quality. Investment-grade bonds had only lackluster returns within a rising interest-rate environment, as the Federal Reserve continued its campaign to raise rates in small but steady increments. High yield bonds, which tend to be less sensitive to interest rate movements, handily outpaced investment-grade debt in the period.

14

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Strategic Review: Aided by international equity and high yield exposure

The Fund performed well in the period, both in absolute terms and compared with its benchmark. Within equities, the Fund's relatively high exposure to international stock markets was beneficial to performance, as our underlying international stock funds outpaced the broad US stock market. Credit Suisse Institutional Fund — International Focus Portfolio, which represented about 20% of the Fund's net assets as of April 30, 2006, gained 20.93%, versus an increase of 22.89% for the MSCI EAFE Index.4 In addition, Credit Suisse Emerging Markets Fund (Common Class Shares), 6.4% of the Fund's net assets as of April 30, 2006, rose 36.19%, versus an increase of 37.77% for the MSCI Emerging Markets Index.5 The Fund's indirect exposure to small- and mid-cap stocks aided its performance as well.

Our exposure to fixed-income securities included a significant high-yield component. This helped the Fund's performance, with Credit Suisse High Income Fund (Common Class Shares), 12% of the Fund's net assets as of April 30, 2006, returning 5.34%, outpacing the Lehman Brothers US Aggregate Bond Index3, which is composed of investment-grade bonds and had an increase of 0.56%. The Fund also maintained an allocation to alternative investments, via Credit Suisse Commodity Return Strategy Fund (Common Class Shares). Accounting for 6.2% of the Fund's net assets as of April 30, 2006, it rose 7.75%, vs. an increase of 7.81% for the Dow Jones-AIG Commodity Index.6 This allocation, which we believe can provide attractive diversification characteristics, outperformed the bond component of our benchmark, but trailed the benchmark's equity component.

The Credit Suisse Asset Allocation Portfolio Team

Joseph Cherian

Yogi Thambiah

Sacha Duparc

The ability of the Fund to achieve its investment objective depends in part on the ability of the Fund's investment adviser to effectively allocate the Fund's assets among underlying Credit Suisse Funds.

An investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In addition, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. An investor in the Fund might therefore indirectly bear the costs of these trades without accomplishing any investment purpose, and may be subject to increased taxable

15

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

gains. Finally, because the Fund invests most of its assets in underlying Credit Suisse Funds, the Fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from that projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

16

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Cumulative Returns as of March 31, 20061

	Inception to Date	Inception Date
Common Class	6.49%	11/01/05
Class A Without Sales Charge	6.35%	11/01/05
Class A With Maximum Sales Charge	2.06%	11/01/05
Class C Without CDSC	5.84%	11/01/05
Class C With CDSC	4.84%	11/01/05

Cumulative Returns as of April 30, 20061

	Inception to Date	Inception Date
Common Class	8.83%	11/01/05
Class A Without Sales Charge	8.68%	11/01/05
Class A With Maximum Sales Charge	4.30%	11/01/05
Class C Without CDSC	8.17%	11/01/05
Class C With CDSC	7.17%	11/01/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4%), was 4.30%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 7.17%.

3  The Index used is a blend of two indices: 60% in the S&P 500 Index and 40% in the Lehman Brothers US Aggregate Bond Index. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

4  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia and Far East) (net dividends) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

5  The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

6  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

17

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

18

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,088.30	$1,086.80	$1,081.70
Expenses Paid per $1,000*	$6.47	$7.76	$11.61
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,018.60	$1,017.36	$1,013.64
Expenses Paid per $1,000*	$6.26	$7.50	$11.23
	Common Class	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

19

Credit Suisse Strategic Allocation Fund — Moderate

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Asset Allocation*

Equities	68.1%
Fixed Income	25.7%
Alternatives	6.2%
Total	100.0%

*  Expressed as a percentage of total investments.

20

Credit Suisse Strategic Allocation Fund — Aggressive

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (95.2%)
Equities (85.1%)
Credit Suisse Emerging Markets Fund	5,966	$107,037
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	28,291	292,251
Credit Suisse Institutional Fund - International Focus Portfolio	28,894	388,333
Credit Suisse Institutional Fund - Large Cap Value Portfolio	257,978	301,834
Credit Suisse Mid-Cap Growth Fund	7,038	247,469
Credit Suisse Small Cap Growth Fund	5,888	133,255
Credit Suisse Small Cap Value Fund	1,596	38,052
		1,508,231
Alternatives (7.3%)
Credit Suisse Commodity Return Strategy Fund	11,153	128,591
Fixed Income (2.8%)
Credit Suisse High Income Fund	6,313	49,494
TOTAL INVESTMENT COMPANIES (Cost $1,560,627)		1,686,316
TOTAL INVESTMENTS AT VALUE (95.2%) (Cost $1,560,627)		1,686,316
OTHER ASSETS IN EXCESS OF LIABILITIES (4.8%)		85,578
NET ASSETS (100.0%)		$1,771,894

*  Affiliated Investments.

See Accompanying Notes to Financial Statements.

21

Credit Suisse Strategic Allocation Fund — Conservative

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (100.2%)
Fixed Income (60.2%)
Credit Suisse High Income Fund	8,424	$66,041
Credit Suisse Institutional Fixed Income Fund	42,234	587,479
		653,520
Equities (35.3%)
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	7,845	81,041
Credit Suisse Institutional Fund - Large Cap Value Portfolio	128,172	149,961
Credit Suisse Mid-Cap Growth Fund	2,119	74,487
Credit Suisse Small Cap Growth Fund	2,214	50,105
Credit Suisse Small Cap Value Fund	1,179	28,104
		383,698
Alternatives (2.7%)
Credit Suisse Commodity Return Strategy Fund	2,521	29,063
Money Markets (2.0%)
Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio	21,857	21,857
TOTAL INVESTMENT COMPANIES (Cost $1,078,139)		1,088,138
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $1,078,139)		1,088,138
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(2,354)
NET ASSETS (100.0%)		$1,085,784

*  Affiliated Investments.

See Accompanying Notes to Financial Statements.

22

Credit Suisse Strategic Allocation Fund — Moderate

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (100.2%)
Equities (68.2%)
Credit Suisse Emerging Markets Fund	3,867	$69,375
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	13,822	142,778
Credit Suisse Institutional Fund - International Focus Portfolio	16,645	223,714
Credit Suisse Institutional Fund - Large Cap Value Portfolio	126,029	147,454
Credit Suisse Mid-Cap Growth Fund	1,659	58,333
Credit Suisse Small Cap Growth Fund	3,121	70,633
Credit Suisse Small Cap Value Fund	1,379	32,868
		745,155
Fixed Income (25.8%)
Credit Suisse Global Fixed Income Fund	5,501	52,973
Credit Suisse High Income Fund	16,382	128,434
Credit Suisse Institutional Fixed Income Fund	7,203	100,194
		281,601
Alternatives (6.2%)
Credit Suisse Commodity Return Strategy Fund	5,906	68,102
TOTAL INVESTMENT COMPANIES (Cost $1,029,539)		1,094,858
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $1,029,539)		1,094,858
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(2,462)
NET ASSETS (100.0%)		$1,092,396

*  Affiliated Investments.

See Accompanying Notes to Financial Statements.

23

Credit Suisse Strategic Allocation Funds

Statements of Assets and Liabilities

April 30, 2006 (unaudited)

	Aggressive	Conservative	Moderate
Assets
Investments in Underlying Funds/Portfolios, at value (Cost $1,560,627, $1,078,139 and $1,029,539, respectively) (Note 2)	$1,686,316	$1,088,138	$1,094,858
Cash	21,876	32,096	32,233
Receivable for fund shares sold	100,000	—	—
Receivable from investment adviser (Note 3)	11,052	11,876	11,698
Prepaid expenses	47,944	48,759	49,178
Total Assets	1,867,188	1,180,869	1,187,967
Liabilities
Administrative services fee payable (Note 3)	1,585	1,482	1,485
Distribution fee payable (Note 3)	1,090	11	4
Offering costs (Note 3)	82,445	82,291	82,910
Trustees' fee payable	1,221	1,221	1,221
Other accrued expenses payable	8,953	10,080	9,951
Total Liabilities	95,294	95,085	95,571
Net Assets
Capital stock, $0.001 par value (Note 6)	162	107	102
Paid-in capital (Note 6)	1,653,301	1,069,817	1,018,399
Accumulated net investment loss	(13,307)	(611)	(5,105)
Accumulated net realized gain on investments	6,049	6,472	13,681
Net unrealized appreciation from investments	125,689	9,999	65,319
Net Assets	$1,771,894	$1,085,784	$1,092,396
Common Shares
Net assets	$1,117,099	$1,030,211	$1,088,200
Shares outstanding	101,866	101,453	101,420
Net asset value, offering price and redemption price per share	$10.97	$10.15	$10.73
A Shares
Net assets	$2,111	$53,548	$2,098
Shares outstanding	193	5,280	196
Net asset value and redemption price per share	$10.95	$10.14	$10.72
Maximum offering price per share (net asset value/(1-4.00%))	$11.41	$10.56	$11.17
C Shares
Net assets	$652,684	$2,025	$2,098
Shares outstanding	59,807	200	196
Net asset value and offering price per share	$10.91	$10.11	$10.68

See Accompanying Notes to Financial Statements.

24

Credit Suisse Strategic Allocation Funds

Statements of Operations

For the Six Months Ended April 30, 20061 (unaudited)

	Aggressive	Conservative	Moderate
Investment Income (Note 2)
Income distributions from Underlying Funds/Portfolios	$11,494	$20,409	$15,859
Expenses
Investment advisory fees (Note 3)	635	507	517
Administrative services fees (Note 3)	4,819	4,615	4,628
Distribution fees (Note 3)
Class A	1	8	1
Class C	1,089	3	3
Offering costs (Note 3)	40,768	40,657	40,998
Printing fees (Note 3)	8,963	8,957	8,957
Audit and tax fees	8,269	8,269	8,269
Legal fees	7,677	7,913	7,666
Registration fees	3,157	3,253	3,140
Trustees' fees	2,713	2,713	2,713
Custodian fees	1,107	1,106	1,106
Transfer agent fees	346	346	346
Commitment fees (Note 4)	49	49	49
Insurance expense	7	7	7
Miscellaneous expense	493	783	621
Total expenses	80,093	79,186	79,021
Less: fees waived and expenses reimbursed (Note 3)	(71,070)	(72,832)	(72,558)
Net expenses	9,023	6,354	6,463
Net investment income	2,471	14,055	9,396
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from Sale of Underlying Funds/Portfolios	(5,623)	(21)	1,938
Capital gain on distributions from Underlying Funds/Portfolios	11,672	6,493	11,743
Net change in unrealized appreciation (depreciation) from Underlying Funds/Portfolios	125,689	9,999	65,319
Net realized and unrealized gain from investments	131,738	16,471	79,000
Net increase in net assets resulting from operations	$134,209	$30,526	$88,396

1  For the period November 1, 2005 (inception date) through April 30, 2006.

See Accompanying Notes to Financial Statements.

25

Credit Suisse Strategic Allocation Funds

Statements of Changes in Net Assets

	Aggressive	Conservative	Moderate
	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)
From Operations
Net investment income	$2,471	$14,055	$9,396
Net realized gain (loss) from Sale of Underlying Funds/Portfolios	(5,623)	(21)	1,938
Capital gain on distributions from Underlying Funds/Portfolios	11,672	6,493	11,743
Net change in unrealized appreciation (depreciation) from Underlying Funds/Portfolio	125,689	9,999	65,319
Net increase in net assets resulting from operations	134,209	30,526	88,396
From Dividends
Dividends from net investment income
Common Class shares	(15,776)	(14,662)	(14,499)
Class A shares	(1)	(3)	(1)
Class C shares	(1)	(1)	(1)
Net decrease in net assets resulting from dividends	(15,778)	(14,666)	(14,501)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,648,625	1,055,258	1,004,000
Reinvestment of dividends	15,778	14,666	14,501
Net asset value of shares redeemed	(10,940)	—	—
Net increase in net assets from capital share transactions	1,653,463	1,069,924	1,018,501
Net increase in net assets	1,771,894	1,085,784	1,092,396
Net Assets
Beginning of period	—	—	—
End of period	$1,771,894	$1,085,784	$1,092,396
Accumulated net investment loss	$(13,307)	$(611)	$(5,105)

1  For the period November 1, 2005 (inception date) through April 30, 2006.

See Accompanying Notes to Financial Statements.

26

Credit Suisse Strategic Allocation Fund — Aggressive

Financial Highlights

(For a Common Class, Class A and Class C Share of the Fund Outstanding Throughout the Period)

	Common	Class A	Class C
	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00	$10.00	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.04	(0.05)	(0.09)
Net gain on Underlying Funds/Portfolios (both realized and unrealized)	1.09	1.15	1.14
Total from investment operations	1.13	1.10	1.05
LESS DIVIDENDS
Dividends from net investment income	(0.16)	(0.15)	(0.14)
Net asset value, end of period	$10.97	$10.95	$10.91
Total return[3]	11.38%	11.10%	10.59%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,117	$2	$653
Ratio of expenses to average net assets[4]	1.25%	1.50%	2.25%
Ratio of net investment income (loss) to average net assets[4]	0.84%	(0.92)%	(1.78)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	11.43%	11.43%	11.43%
Portfolio turnover rate	10%	10%	10%

1  For the period November 1, 2005 (inception date) through April 30, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

27

Credit Suisse Strategic Allocation Fund — Conservative

Financial Highlights

(For a Common Class, Class A and Class C Share of the Fund Outstanding Throughout the Period)

	Common	Class A	Class C
	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00	$10.00	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.14	(0.03)	0.14
Net gain on Underlying Funds/Portfolios (both realized and unrealized)	0.16	0.31	0.08
Total from investment operations	0.30	0.28	0.22
LESS DIVIDENDS
Dividends from net investment income	(0.15)	(0.14)	(0.11)
Net asset value, end of period	$10.15	$10.14	$10.11
Total return[3]	2.98%	2.78%	2.21%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,030	$54	$2
Ratio of expenses to average net assets[4]	1.25%	1.50%	2.25%
Ratio of net investment income (loss) to average net assets[4]	2.79%	(0.49)%	2.64%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	14.36%	14.36%	14.36%
Portfolio turnover rate	15%	15%	15%

1  For the period November 1, 2005 (inception date) through April 30, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

28

Credit Suisse Strategic Allocation Fund — Moderate

Financial Highlights

(For a Common Class, Class A and Class C Share of the Fund Outstanding Throughout the Period)

	Common	Class A	Class C
	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)	For the Six Months Ended April 30, 2006[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00	$10.00	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.09	0.03	(0.02)
Net gain on Underlying Funds/Portfolios (both realized and unrealized)	0.79	0.83	0.83
Total from investment operations	0.88	0.86	0.81
LESS DIVIDENDS
Dividends from net investment income	(0.15)	(0.14)	(0.13)
Net asset value, end of period	$10.73	$10.72	$10.68
Total return[3]	8.83%	8.68%	8.17%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,088	$2	$2
Ratio of expenses to average net assets[4]	1.25%	1.50%	2.25%
Ratio of net investment income (loss) to average net assets[4]	1.82%	0.65%	(0.32)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	14.04%	14.04%	14.04%
Portfolio turnover rate	25%	25%	25%

1  For the period November 1, 2005 (inception date) through April 30, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

29

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

The Credit Suisse Opportunity Funds (the "Trust") covered in this report are comprised of Credit Suisse Strategic Allocation Fund — Aggressive ("Aggressive"), Credit Suisse Strategic Allocation Fund — Conservative ("Conservative") and Credit Suisse Strategic Allocation Fund — Moderate ("Moderate") (each, a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Investment objectives for each Fund are as follows: Aggressive seeks capital appreciation; Moderate seeks total return, consisting of income and capital appreciation and Conservative seeks income and modest growth to preserve purchasing power.

The Funds are authorized to offer three Classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension, or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Trustees of funds advised by Credit Suisse or its affiliates and (6) Credit Suisse or its affiliates. Class A shares are sold subject to a front-end sales charge up to 4.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — Each Fund invests in a combination of certain Credit Suisse mutual funds (the "Underlying Funds"). Investments in the Underlying Funds are valued as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund values the shares of the Underlying Funds at their published net asset value ("NAV"). Short-term debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

30

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Aggressive and Moderate. Dividends from net investment income are declared and paid quarterly for Conservative. Distributions of net realized capital gains, if any, are declared and paid at least annually for Conservative . However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

31

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Funds. For its investment advisory services, Credit Suisse is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

Fund	Annual Rate
Aggressive	0.10% of average daily net assets
Conservative	0.10% of average daily net assets
Moderate	0.10% of average daily net assets

For the six months ended April 30, 2006 investment advisory fees earned, voluntarily waived and expenses reimbursed for each Fund were as follows:

Gross Fund	Advisory Fee	Net Waiver	Advisory Fee	Expense Reimbursement
Aggressive	$635	$635	$—	$70,435
Conservative	507	507	—	72,325
Moderate	517	517	—	72,041

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Aggressive	$635
Conservative	507
Moderate	517

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of- pocket expenses) were as follows:

Fund	Co-Administration Fee
Aggressive	$4,184
Conservative	4,108
Moderate	4,111

32

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid for its services to the Funds as follows:

Fund	Amount
Aggressive	$71
Conservative	71
Moderate	71

The Funds will reimburse Credit Suisse for offering costs, that have been paid by Credit Suisse in the amounts as follows:

Fund	Amount
Aggressive	$82,445
Conservative	82,291
Moderate	82,910

Offering costs, including initial registration costs, have been deferred and will be charged to expenses during the Funds' first year of operation. For the six months ended April 30, 2006, the following amounts have been expensed to the Funds as follows:

Fund	Amount
Aggressive	$40,768
Conservative	40,657
Moderate	40,998

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum

33

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 4. Line of Credit

on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006, and during the six months ended April 30, 2006, the Funds had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Aggressive	$1,699,318	$133,067
Conservative	1,236,866	158,706
Moderate	1,294,476	266,875

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Aggressive	$1,560,627	$126,175	$(486)	$125,689
Conservative	1,078,139	22,623	(12,624)	9,999
Moderate	1,029,539	68,928	(3,609)	65,319

Note 6. Capital Share Transactions

The Funds are authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, and Class C shares. Transactions in capital shares for each class of the Funds were as follows:

	Aggressive
	Common Class
	For the Six Months Ended April 30, 2006[1,2] (unaudited)
	Shares	Value
Shares sold	100,336	$1,003,480
Shares issued in reinvestment of dividends	1,530	15,778
Net increase	101,866	$1,019,258

34

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

	Aggressive
	Class A		Class C
	For the Six Months Ended April 30, 2006[1,3] (unaudited)		For the Six Months Ended April 30, 2006[1,3] (unaudited)
	Shares	Value	Shares	Value
Shares sold	193	$2,010	60,807	$643,135
Shares redeemed	—	—	(1,000)	(10,940)
Net increase	193	$2,010	59,807	$632,195

	Conservative
	Common Class
	For the Six Months Ended April 30, 2006[1,2] (unaudited)
	Shares	Value
Shares sold	99,998	$999,981
Shares issued in reinvestment of dividends	1,455	14,662
Net increase	101,453	$1,014,643

	Conservative
	Class A		Class C
	For the Six Months Ended April 30, 2006[1,3] (unaudited)		For the Six Months Ended April 30, 2006[1,3] (unaudited)
	Shares	Value	Shares	Value
Shares sold	5,280	$53,267	200	$2,010
Shares issued in reinvestment of dividends	—	4	—	—
Net increase	5,280	$53,271	200	$2,010

	Moderate
	Common Class
	For the Six Months Ended April 30, 2006[1,2] (unaudited)
	Shares	Value
Shares sold	99,998	$999,980
Shares issued in reinvestment of dividends and distributions	1,422	14,501
Net increase	101,420	$1,014,481

	Moderate
	Class A		Class C
	For the Six Months Ended April 30, 2006[1,3] (unaudited)		For the Six Months Ended April 30, 2006[1,3] (unaudited)
	Shares	Value	Shares	Value
Shares sold	196	$2,010	196	$2,010
Net increase	196	$2,010	196	$2,010

1  For the period November 1, 2005 (inception date) through April 30, 2006.

2  The Class was seeded on November 1, 2005 with initial capital of $999,980 and 99,998 shares.

3  The Classes were seeded on November 1, 2005 with initial capital of $10 and 1 share.

35

Credit Suisse Strategic Allocation Funds

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Aggressive
Common	1	100%
Class A	1	100%
Class C	1	97%
Conservative
Common	1	100%
Class A	1	96%
Class C	1	100%
Moderate
Common	1	100%
Class A	1	100%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

36

Credit Suisse Strategic Allocation Funds

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

37

Credit Suisse Strategic Allocation Funds

Proxy Voting and Portfolio Holdings Information

Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  SAF-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective

3

based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Not applicable.

(a)(2)        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)        Not applicable.

(b)             The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006

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